Risk management - Management adjustments (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risk management [abstract]
Economic sector based adjustments	€ 68	€ 341
Second order impact adjustments	268	0
Payment holiday managements	0	32
Mortgage portfolio - house price adjustments	131	124
Other Post Model Adjustments	25	121
Total management adjustments	€ 492	€ 618